UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                             as of June 30, 2016 (Unaudited)

Deutsche Central Cash Management Government Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligations 59.4%
U.S. Government Sponsored Agencies 54.7%
Federal Farm Credit Bank:
0.336% **, 8/11/2016	7,500,000	7,497,181
0.346% **, 8/26/2016	7,600,000	7,595,980
0.428% *, 9/22/2016	15,000,000	15,000,000
0.467% *, 7/8/2016	10,000,000	10,000,088
0.473% **, 12/6/2016	4,000,000	3,991,837
0.523% *, 3/22/2017	12,500,000	12,499,520
0.528% *, 1/27/2017	15,000,000	15,000,000
0.529% *, 2/28/2017	5,000,000	4,999,914
0.558% *, 9/21/2017	4,500,000	4,500,000
0.601% *, 2/23/2018	12,000,000	11,995,995
0.617% *, 3/8/2018	10,000,000	9,999,130
Federal Home Loan Bank:
0.305% **, 7/15/2016	5,000,000	4,999,417
0.325% **, 8/18/2016	20,000,000	19,991,467
0.336% **, 8/31/2016	7,887,000	7,882,590
0.356% **, 7/1/2016	5,638,000	5,638,000
0.356% **, 7/18/2016	15,000,000	14,997,521
0.393% *, 7/22/2016	12,000,000	12,000,000
0.40% *, 8/17/2016	10,000,000	10,000,000
0.407% **, 7/1/2016	5,000,000	5,000,000
0.407% **, 7/11/2016	12,500,000	12,498,611
0.407% **, 7/25/2016	15,000,000	14,996,000
0.407% **, 9/21/2016	10,000,000	9,990,889
0.423% *, 8/26/2016	12,500,000	12,500,000
0.427% **, 7/1/2016	7,500,000	7,500,000
0.427% **, 7/12/2016	15,000,000	14,998,075
0.427% **, 9/26/2016	10,000,000	9,989,850
0.427% **, 9/27/2016	12,000,000	11,987,680
0.45%, 10/7/2016	7,000,000	6,999,574
0.458% **, 8/24/2016	10,000,000	9,993,250
0.458% **, 10/3/2016	8,000,000	7,990,600
0.46% *, 10/7/2016	7,500,000	7,500,000
0.463% **, 10/25/2016	12,500,000	12,481,674
0.473% **, 10/26/2016	10,000,000	9,984,887
0.478% **, 9/23/2016	13,412,000	13,397,291
0.508% **, 9/19/2016	10,000,000	9,988,889
0.518% *, 11/18/2016	15,000,000	15,000,000
0.551% *, 10/12/2016	10,000,000	9,999,833
0.554% **, 12/23/2016	10,534,000	10,506,092
0.554% *, 4/5/2017	10,000,000	10,000,000
0.56% **, 8/22/2016	10,000,000	9,992,056
0.57% *, 10/25/2017	8,000,000	8,000,000
0.579% **, 9/14/2016	5,000,000	4,994,062
0.61% **, 7/5/2016	12,000,000	11,999,200
0.61% **, 12/12/2016	10,000,000	9,972,667
0.644% *, 8/28/2017	15,000,000	14,998,248
0.874% **, 10/31/2016	20,000,000	19,970,856
2.0%, 9/9/2016	2,000,000	2,005,445
Federal Home Loan Mortgage Corp.:
0.437% *, 12/12/2016	12,500,000	12,495,472
0.468% **, 7/22/2016	12,500,000	12,496,646
0.564% *, 12/21/2017	20,000,000	20,000,000
0.579% *, 7/21/2017	15,000,000	14,998,372
0.68% *, 3/8/2018	10,000,000	10,000,000
5.5%, 7/18/2016	5,000,000	5,011,758
Federal National Mortgage Association:
0.381% **, 7/1/2016	7,500,000	7,500,000
0.407% **, 7/25/2016	5,000,000	4,998,667
0.447% **, 10/17/2016	15,000,000	14,980,200
0.468% *, 7/20/2017	5,000,000	4,999,734
0.525% *, 10/21/2016	9,000,000	8,999,850
0.6% *, 12/20/2017	7,500,000	7,500,000
0.814% **, 7/19/2016	25,000,000	24,995,000
		632,800,068
U.S. Treasury Obligations 4.7%
U.S. Treasury Bills:
0.244% **, 8/11/2016	15,000,000	14,995,900
0.442% **, 7/28/2016	10,000,000	9,996,738
0.539% **, 2/2/2017	4,500,000	4,485,690
U.S. Treasury Floating Rate Notes:
0.33% *, 7/31/2016	15,000,000	15,000,499
0.45% *, 4/30/2018	10,000,000	10,000,458
		54,479,285
Total Government & Agency Obligations (Cost $687,279,353)		687,279,353
Repurchase Agreements 39.4%
Barclays Capital, 0.42%, dated 6/30/2016, to be repurchased at $88,001,027 on 7/1/2016 (a)	88,000,000	88,000,000
BNP Paribas, 0.39%, dated 6/30/2016, to be repurchased at $153,001,658 on 7/1/2016 (b)	153,000,000	153,000,000
HSBC Securities, Inc., 0.32%, dated 6/30/2016, to be repurchased at $50,000,444 on 7/1/2016 (c)	50,000,000	50,000,000
Nomura Securities International, 0.42%, dated 6/30/2016, to be repurchased at $164,001,913 on 7/1/2016 (d)	164,000,000	164,000,000
Total Repurchase Agreements (Cost $455,000,000)		455,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,142,279,353) †	98.8	1,142,279,353
Other Assets and Liabilities, Net	1.2	13,690,503
Net Assets	100.0	1,155,969,856

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,142,279,353.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,451,800	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2021	45,910,472
65,922,819	U.S. Treasury STRIPS	Zero Coupon	11/15/2026-2/15/2039	43,849,588
Total Collateral Value				89,760,060

(b)	Collateralized by $149,638,200 U.S. Treasury Notes, with the various coupon rates from 3.0%-3.125%, with various maturity dates on 2/28/2017-5/15/2019 with a value of $156,060,078.
(c)	Collateralized by $96,410,000 U.S. Treasury STRIPS, Zero Coupon, maturing on 5/15/2043 with a value of $51,000,894.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
22,895,235	Federal Home Loan Mortgage Corp.	3.0-5.5	9/1/2024-5/1/2045	24,663,644
67,059,880	Federal National Mortgage Association	2.5-8.0	10/1/2020-5/1/2046	73,070,059
58,200,866	Government National Mortgage Association	2.5-8.0	10/20/2023-6/20/2046	62,623,514
3,414,100	U.S. Treasury Note	0.75-1.875	9/30/2016-4/30/2020	3,476,436
3,650,714	U.S. Treasury STRIPS	Zero Coupon	8/15/2021-11/15/2033	3,446,347
Total Collateral Value				167,280,000

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$687,279,353	$—	$687,279,353
Repurchase Agreements	—	455,000,000	—	455,000,000
Total	$—	$1,142,279,353	$—	$1,142,279,353

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Central Cash Management Government Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016